Revenue	6 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Revenue

10.	Revenue

Disaggregated revenue by type consisted of the following:

	For the six months ended September 30,
	2025	2024
Revenue from continuing operations:
Technical services revenue	$—	—

Revenue from discontinued operations:
Online VIP membership revenue	$—	$106,869
Online SVIP membership revenue	—	2,847
Technology services revenue	—	9,302
Total Revenue from discontinued operations	—	119,018

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS